Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		$ 45,068	$ 12,762
Claims outstanding		1,527	1,094
Total reinsurers' share of insurance contract liabilities	[1]	46,595	$ 13,856
Recoveries for expenses associated with Jackson's business ceded to Athene		1,203
Hong Kong
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Commission arising from the reinsurance transaction entered into by the Hong Kong business		$ 770
Standard & Poor's rating A- and above
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of ceded insurance contract liabilities per credit rating of reinsurer		99.00%	97.00%
Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Net commission on ceded business		$ 1,005	$ 355
Claims incurred on ceded business		432	552
Deferred gains in the year		1	0
US insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Net commission on ceded business		1,223	20
Claims incurred on ceded business		1,663	630
Deferred gains in the year		0	0
US insurance operations | Athene
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Recoveries for expenses associated with Jackson's business ceded to Athene		$ 1,203
US insurance operations | REALIC of Jacksonville Plans, Inc
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Percentage of reinsurance agreement coverage		100.00%
Operating segments | Asia insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		$ 11,186
Claims outstanding		173
Total reinsurers' share of insurance contract liabilities		11,359
Operating segments | US insurance operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		33,881
Claims outstanding		1,351
Total reinsurers' share of insurance contract liabilities		35,232
Unallocated to a segment (Other operations)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities		1
Claims outstanding		3
Total reinsurers' share of insurance contract liabilities		$ 4	$ 4

[1]	At 31 December 2020, reinsurers’ share of insurance contract liabilities included $27.3 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.